SHARE CAPITAL- Additional information (Details)																							5 Months Ended	12 Months Ended
	Dec. 18, 2019 $ / shares	Dec. 16, 2019 USD ($) $ / shares shares	Dec. 16, 2019 CNY (¥) shares	Apr. 19, 2019 USD ($) shares	Apr. 19, 2019 CNY (¥) shares	Dec. 04, 2018 $ / shares	Nov. 29, 2018 USD ($) shares	Nov. 29, 2018 CNY (¥) shares	Jul. 18, 2017 USD ($) $ / shares shares	Apr. 04, 2017 shares	Apr. 03, 2017 USD ($) $ / shares	Jun. 28, 2016 $ / shares shares	Feb. 04, 2016 USD ($) $ / shares shares	Apr. 03, 2012 shares	Apr. 07, 2011 shares	Nov. 24, 2010 CNY (¥) shares	Sep. 01, 2010 shares	May 25, 2010 USD ($) $ / shares shares	May 25, 2010 CNY (¥) shares	May 24, 2010 shares	Nov. 20, 2009 CNY (¥) shares	Nov. 21, 2007 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Jun. 27, 2016 shares	Apr. 30, 2012 shares	Nov. 24, 2010 $ / shares	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 $ / shares	May 29, 2009 $ / shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued		1,200,000	1,200,000										1,428,571				11,779,649							1,000,000
Equity, Reverse Stock Split												0.125
Exercise price, share options granted | $ / shares		$ 0.9375																				$ 7.50
Share issued price per share | $ / shares		$ 0.75											$ 0.63									$ 10.00						$ 1.27
Number of shares outstanding												2,700,000					14,553,949					3,200,000	3,851,485				3,851,485		7,306,985	5,678,703		21,900,000
Contingent shares																																	3,000,000
Aggregate shares purchased																					11,193,149
Purchase Price of shares | ¥																					¥ 752,200,000
Number of shares forfeited																					1,600,000
Warrant, Number of Securities Called by Warrants or Rights		1,200,000											114,286				2,944,904													50,000
Gross Proceeds from pricing of public offering			¥ 900,000				$ 1,270,000	¥ 8,732,000					$ 900,000
Proceeds from pricing of public offering							1,070,000	7,332,000					$ 785,000
Percentage of gross proceeds of offering		8.00%	8.00%										8.00%												8.00%	8.00%
Payment of placement fee | $		$ 72,000											$ 71,999
Payment of non-accountable expense allowance | $		$ 45,000											$ 25,000
Percentage of aggregate number of shares sold in offering		5.00%	5.00%										8.00%
Minimum bid price | $ / shares												$ 1.00
Closing bid price | $ / shares												$ 1.00
Fair value of shares issued | ¥																								¥ 627,000		¥ 619,000
Proceeds from issue of ordinary shares																						$ 128,000,000,000		¥ 5,033,000		¥ 15,262,000	¥ 9,537,000
Equity | ¥																							¥ 694,736,000				¥ 694,736,000		¥ 272,893,000	¥ 276,018,000	¥ 772,449,000
Aggregate the number of share sale				770,299	770,299																		27,394
Purchase price of per share | ¥					¥ 1.56
Proceeds from offering		$ 748,000		$ 1,200,000	7,952,000
Commission and legal expenses							$ 203,600	¥ 1,400,000
Number of shares issued																													1,200,000	1,770,299
Aggregate of warrants							500,000	500,000																94,862	56,919	56,919
Warrants exercise price per share | $ / shares		$ 0.82																										1.27
Legal and other expenses | $																									$ 45,000
Fair value of other than equity instrument warrant granted | ¥																								¥ 5,250,000		¥ 4,955,000
Shares issued		1,200,000	1,200,000										1,428,571				11,779,649							1,000,000
Purchase price | $ / shares		$ 0.75											$ 0.63									$ 10.00						1.27
Warrants sold		1,200,000											114,286				2,944,904													50,000
Gross proceeds for sale of common shares and warrants			¥ 900,000				$ 1,270,000	¥ 8,732,000					$ 900,000
Warrants term	5 years	5 years	5 years																					5 years
Warrants exercisable term		6 months	6 months
Net proceeds for sale of common shares and warrants after deducting certain fees due to the placement agent and the Company's estimated transaction expenses		$ 748,000		$ 1,200,000	¥ 7,952,000
Payment of placement fee | $		72,000											71,999
Maximum other expenses of the Placement Agent | $		$ 45,000											$ 25,000
Fair value of the warrants granted to investors and placement agent | ¥																								¥ 5,250,000		¥ 4,955,000
Authorised capital [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | $ / shares																									$ 0.001			$ 0.008
Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Notional amount | $											$ 631,579
Percentage of discount on convertible note											5.00%
Debt instrument, original amount | $											$ 600,000
Percentage of weighted average price											85.00%
Floor price of share | $ / shares											$ 1.00
Conversion of Stock, Shares Converted										369,626
Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $ / shares																		$ 1.00				$ 1.00
Proceeds from exercise of options | $																						$ 2,750,000
Aggregate shares purchased																		996,051	996,051
Purchase Price of shares																		$ 996,051	¥ 6,803,000
Number of warrants issued																						2,750,000
Class A Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $ / shares													$ 0.63
Warrant, Number of Securities Called by Warrants or Rights													1,428,571
Warrants sold													1,428,571
Class B Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $ / shares													$ 0.78
Warrant, Number of Securities Called by Warrants or Rights													1,428,571
Warrants sold													1,428,571
IPO [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued																						12,800,000
Shares issued																						12,800,000
Over-Allotment Option [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued																						800,000
Par value per share | $ / shares																						$ 0.001
Shares issued																						800,000
underwritten public offering [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued																3,350,000
Share issued price per share | $ / shares																																		$ 7.75
Gross proceeds from issuing shares | ¥																¥ 172,700,000
Proceeds from issuing shares | ¥																¥ 159,600,000
Shares issued																3,350,000
Purchase price | $ / shares																																		$ 7.75
Private Placement [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued									633,526														27,394
Share issued price per share | $ / shares									$ 1.36
Proceeds from issuing shares | $									$ 861,595
Fair value of shares issued | ¥																								¥ 294,000
Shares issued									633,526														27,394
Purchase price | $ / shares									$ 1.36
Bottom of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $ / shares	$ 0.82					$ 1.27
Bottom of range [member] | Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Debt instrument conversion price per share | $ / shares											1.1828
Top of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $ / shares	$ 0.9375					$ 1.5875																			$ 1.5875
Top of range [member] | Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Debt instrument conversion price per share | $ / shares											$ 1.9355
Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued														2,176,836	1,794,800					1,214,127
Par value per share | $ / shares																																				$ 1.00
Shares issued														2,176,836	1,794,800					1,214,127
Success Winner Limited [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares outstanding																																			8,950,171
Contingent shares																																			8,185,763
Business combination, consideration, exchange price of share | $ / shares																																			$ 10.00
Business combination, consideration, number of outstanding shares acquired																																			5,743,320
Success Winner Limited [Member] | Released based on earnings [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Contingent shares																																			5,185,763
Success Winner Limited [Member] | Released based on share price targets [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Contingent shares																																			3,000,000
Success Winner Limited [Member] | Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | $ / shares																																					$ 1